INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]

The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 15	25	30
Series 16	31	38
Series 17	25	27
Series 18	20	23
Series 19	9	16
	110	134

Schedule Of Dispositions By Series [Table Text Block]

A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	-	$40,762	$40,762
Series 16	7	-	107,649	172,649
Series 17	1	1	336,562	336,562
Series 18	1	2	859,438	859,438
Series 19	7	-	1,195,560	1,195,560
Total	21	3	$2,539,971	$2,604,971

*         Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.

A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	1	$325,050	$325,050
Series 16	5	-	146,510	148,294
Series 17	4	1	247,646	247,646
Series 18	-	1	-	-
Series 19	1	-	99,450	99,450
Total	15	3	$818,656	$820,440

*	Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.

Schedule Of Contributions Payable [Table Text Block]

The contributions payable to operating limited partnerships at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 15	$-	$-
Series 16	50,008	50,008
Series 17	22,798	22,798
Series 18	18,554	18,554
Series 19	-	-
	$91,360	$91,360

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$51,341,667	$7,581,708	$12,074,291

Acquisition costs of operating limited partnerships	7,056,310	1,075,998	1,583,249

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(111,389)	(4,207)	(20,268)

Cumulative impairment loss in investment in operating limited partnerships	(12,876,562)	(764,836)	(2,512,421)

Cumulative losses from operating limited partnerships	(45,373,571)	(7,888,663)	(11,124,851)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A)	(257,860)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(921,085)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	883,274	111,396	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(35,033,727)	(7,552,909)	(9,782,878)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	300,838	86,996	123,421

Cumulative impairment loss in investment in operating limited partnerships	12,876,562	764,836	2,512,421

Other	267,534	(29,476)	429,517

Equity per operating limited partnerships’ combined financial statements	$(21,884,464)	$(6,813,929)	$(6,932,746)

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$14,491,224	$11,702,540	$5,491,904

Acquisition costs of operating limited partnerships	2,117,487	1,514,128	765,448

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(54,267)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(3,288,846)	(4,172,906)	(2,137,553)

Cumulative losses from operating limited partnerships	(13,290,982)	(8,953,040)	(4,116,035)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A)	(124,842)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(591,855)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	418,588	309,042	44,248

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,473,233)	(6,478,163)	(3,746,544)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	-

Cumulative impairment loss in investment in operating limited partnerships	3,288,846	4,172,906	2,137,553

Other	(22,278)	(89,451)	(20,778)

Equity per operating limited partnerships’ combined financial statements	$(4,490,042)	$(2,015,565)	$(1,632,182)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	67,188,022	$9,051,543	$13,600,679

Acquisition costs of operating limited partnerships	9,171,431	1,218,899	1,788,508

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(188,000)	(10,831)	(26,120)

Cumulative impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Cumulative losses from operating limited partnerships	(58,831,115)	(9,392,202)	(12,501,682)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(348,203)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(1,556,118)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	1,012,965	136,871	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(40,003,128)	(8,366,571)	(9,860,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	314,521	86,996	130,181

Cumulative impairment loss in investment in operating limited partnerships	17,303,883	867,409	2,861,385

Other	271,864	(41,552)	438,273

Equity per operating limited partnerships’ combined financial statements	$(23,004,216)	$(7,511,619)	$(6,646,129)

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$15,940,952	$17,186,357	$11,408,491

Acquisition costs of operating limited partnerships	2,328,579	2,310,366	1,525,079

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(118,167)	(3,999)

Cumulative impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Cumulative losses from operating limited partnerships	(13,644,060)	(14,979,038)	(8,314,133)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(174,842)	(5,588)	(59,607)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(650,525)	-	(603,760)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	467,481	357,422	51,191

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,800,814)	(9,565,423)	(5,409,579)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	6,923

Cumulative impairment loss in investment in operating limited partnerships	4,596,588	4,363,063	4,615,438

Other	(9,562)	(92,977)	(22,318)

Equity per operating limited partnerships’ combined financial statements	$(2,556,942)	$(4,867,814)	$(1,421,712)

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$95,826,256	$11,960,583	$22,821,455

Land	9,774,646	1,287,635	1,930,468

Other assets	18,999,881	4,023,199	6,004,950

	$124,600,783	$17,271,417	$30,756,873

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$137,707,477	$24,148,955	$31,824,524

Accounts payable and accrued expenses	6,965,641	350,564	3,300,317

Other liabilities	12,147,565	872,433	2,298,505

	156,820,683	25,371,952	37,423,346
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(21,884,462)	(6,813,927)	(6,932,746)
Other partners	(10,335,438)	(1,286,608)	266,273

	(32,219,900)	(8,100,535)	(6,666,473)

	$124,600,783	$17,271,417	$30,756,873

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$30,801,499	$18,518,861	$11,723,858

Land	3,860,381	1,830,682	865,480

Other assets	4,966,333	2,915,815	1,089,584

	$39,628,213	$23,265,358	$13,678,922

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,893,314	$23,044,796	$11,795,888

Accounts payable and accrued expenses	1,209,547	1,299,758	805,455

Other liabilities	5,592,363	1,449,945	1,934,319

	53,695,224	25,794,499	14,535,662
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,490,042)	(2,015,565)	(1,632,182)
Other partners	(9,576,969)	(513,576)	775,442

	(14,067,011)	(2,529,141)	(856,740)

	$39,628,213	$23,265,358	$13,678,922

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$129,457,020	$16,874,324	$28,711,071

Land	13,214,525	1,712,879	2,182,728

Other assets	23,094,868	4,812,799	7,265,124

	$165,766,413	$23,400,002	$38,158,923

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$171,925,646	$30,686,298	$39,442,851

Accounts payable and accrued expenses	8,024,363	343,231	3,412,569

Other liabilities	16,888,786	982,737	1,433,900

	196,838,795	32,012,266	44,289,320
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(23,004,216)	(7,511,619)	(6,646,129)
Other partners	(8,068,166)	(1,100,645)	515,732

	(31,072,382)	(8,612,264)	(6,130,397)

	$165,766,413	$23,400,002	$38,158,923

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$35,549,893	$25,218,279	$23,103,453

Land	4,296,381	2,627,321	2,395,216

Other assets	5,512,378	3,235,664	2,268,903

	$45,358,652	$31,081,264	$27,767,572

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,568,081	$31,300,678	$20,927,738

Accounts payable and accrued expenses	1,188,711	2,142,120	937,732

Other liabilities	6,239,819	2,789,969	5,442,361

	56,996,611	36,232,767	27,307,831
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,556,942)	(4,867,814)	(1,421,712)
Other partners	(9,081,017)	(283,689)	1,881,453

	(11,637,959)	(5,151,503)	459,741

	$45,358,652	$31,081,264	$27,767,572

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$26,731,006	$4,411,357	$6,091,709
Interest and other	1,067,985	82,448	574,644

	27,798,991	4,493,805	6,666,353
Expenses
Interest	4,474,965	631,620	936,848
Depreciation and amortization	6,624,362	1,191,942	1,603,040
Taxes and insurance	3,210,387	536,484	706,281
Repairs and maintenance	6,581,642	1,009,388	1,648,565
Operating expenses	10,321,858	1,735,643	2,546,703
Other expenses	225,733	31,984	30,732

	31,438,947	5,137,061	7,472,169

NET LOSS	$(3,639,956)	$(643,256)	$(805,816)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,962,809)	$(547,085)	$(833,896)

Net loss allocated to other partners	$(677,147)	$(96,171)	$28,080

*	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

	Series 17	Series 18	Series 19
Revenue
Rental	$9,098,192	$4,762,942	$2,366,806
Interest and other	238,140	129,361	43,392

	9,336,332	4,892,303	2,410,198
Expenses
Interest	1,594,515	749,490	562,492
Depreciation and amortization	2,101,456	1,143,170	584,754
Taxes and insurance	1,017,457	656,003	294,162
Repairs and maintenance	2,322,124	1,049,661	551,904
Operating expenses	3,359,421	1,760,101	919,990
Other expenses	35,553	71,381	56,083

	10,430,526	5,429,806	2,969,385

NET LOSS	$(1,094,194)	$(537,503)	$(559,187)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(717,911)	$(537,292)	$(326,625)

Net loss allocated to other partners	$(376,283)	$(211)	$(232,562)

*	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

	Total	Series 15	Series 16
Revenue
Rental	$33,706,796	$5,392,708	$7,295,567
Interest and other	855,012	156,911	155,808

	34,561,808	5,549,619	7,451,375
Expenses
Interest	6,075,031	767,359	1,141,429
Depreciation and amortization	8,244,794	1,448,769	1,812,739
Taxes and insurance	3,999,447	677,808	889,025
Repairs and maintenance	7,908,133	1,198,185	1,745,900
Operating expenses	12,640,384	2,134,670	2,744,393
Other expenses	319,101	43,422	38,647

	39,186,890	6,270,213	8,372,133

NET LOSS	$(4,625,082)	$(720,594)	$(920,758)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(4,045,294)	$(730,809)	$(1,010,045)

Net income (loss) allocated to other partners	$(579,788)	$10,215	$89,287

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

	Series 17	Series 18	Series 19
Revenue
Rental	$9,984,884	$6,242,288	$4,791,349
Interest and other	290,316	151,518	100,459

	10,275,200	6,393,806	4,891,808
Expenses
Interest	1,873,449	1,227,151	1,065,643
Depreciation and amortization	2,207,942	1,558,316	1,217,028
Taxes and insurance	1,109,017	823,809	499,788
Repairs and maintenance	2,426,319	1,668,122	869,607
Operating expenses	3,482,269	2,311,943	1,967,109
Other expenses	43,182	72,572	121,278

	11,142,178	7,661,913	5,740,453

NET LOSS	$(866,978)	$(1,268,107)	$(848,645)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(733,673)	$(1,197,176)	$(373,591)

Net income (loss) allocated to other partners	$(133,305)	$(70,931)	$(475,054)

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.